UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 28, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     JDS Asset Management, LLC.
Address:  780 3RD AVENUE, 45TH FLOOR
          NEW YORK, NY 10017-2024

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph D. Samberg
Title: Managing Member
Phone: 212-833-9921
Signature, Place and Date of Signing:

/s/ Joseph D. Samberg, New York, July 16, 2002

      July 16, 2002

Report Type (Check only one.):
[X]   13F HOLDINGS REPORT.
[ ]   13F NOTICE.
[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    33038

                                                                FORM 13F INFORMATION TABLE

                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AT&T WIRELESS SERVICES INC     OPTIONS - CALLS  00209A1GU     2417   270000 SH  CALL SOLE                 270000        0        0
D CURAGEN CORP COM               COMMON STOCK     23126R101     1061   192500 SH       SOLE                 192500        0        0
D E M C CORP MASS COM            OPTIONS - CALLS  2686480GU     6556   550000 SH  CALL SOLE                 550000        0        0
D GEMSTAR-TV GUIDE INT           COMMON STOCK     36866W106      593   110000 SH       SOLE                 110000        0        0
D GEMSTAR-TV GUIDE INT           OPTIONS - CALLS  36866W0GB    12202   825000 SH  CALL SOLE                 825000        0        0
D INTERDIGITAL COMMUNICATIONS CO COMMON STOCK     45866A105     1425   157500 SH       SOLE                 157500        0        0
D MACROVISION CORP COM           COMMON STOCK     555904101     1380   105300 SH       SOLE                 105300        0        0
D NEXTEL COMMUNICATIONS INC      OPTIONS - CALLS  65332V0GQ     2916   542000 SH  CALL SOLE                 542000        0        0
D OMNIVISION TECH                COMMON STOCK     682128103      746    52000 SH       SOLE                  52000        0        0
D SPEEDFAM-IPEC INC              COMMON STOCK     847705100     1746   333188 SH       SOLE                 333188        0        0
D TTR INC COM                    COMMON STOCK     87305U102      191   637440 SH       SOLE                 637440        0        0
D VERITAS SOFTWARE CORP COM      COMMON STOCK     923436109     1633    82500 SH       SOLE                  82500        0        0
D WORLDCOM INC WORLDCOM GROUP CO COMMON STOCK     98157D106      172  1910000 SH       SOLE                1910000        0        0
S REPORT SUMMARY                 13 DATA RECORDS               33038        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED